Schedule of related party balances (Details) - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Other receivables - related parties		$ 267,863	$ 297,621
Other payables – related parties		1,521,945	3,272,311
KR Hill Capital Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Other receivables - related parties		239	237
Kent Ridge Medical Ptd Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Other receivables - related parties		247	245
UG Digital Sdn. Bhd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Other receivables - related parties			284,673
Other payables – related parties		33,016
Janic Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Other receivables - related parties		724	720
Zukihealth SDN [Member]
Defined Benefit Plan Disclosure [Line Items]
Other receivables - related parties			3,173
Jennifer Goh [Member]
Defined Benefit Plan Disclosure [Line Items]
Other receivables - related parties			8,527
Fresco Investment Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Other receivables - related parties			46
Cadence Health Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Other receivables - related parties	[1]	266,653
Account payable, related parties			2,459,411
Chee Yin Meh [Member]
Defined Benefit Plan Disclosure [Line Items]
Other payables – related parties		122,739	34,512
Jamie Fan Wei Zhi [Member]
Defined Benefit Plan Disclosure [Line Items]
Other payables – related parties			40,783
Kelvin Chen [Member]
Defined Benefit Plan Disclosure [Line Items]
Other payables – related parties		589,681	295,776
Kent Ridge Health Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Other payables – related parties		696,508	121,129
Kent Ridge Pacific Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Other payables – related parties		20,303	33,483
Watermark Developments Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Other payables – related parties		55,945
Wilke Services Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Other payables – related parties	[2]		2,746,628
Mount Locke Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Other payables – related parties		$ 3,753

[1]	As of date of the issuance of these financial statements, this receivable has been repaid by the related party.
[2]	Upon the closing of the Business Combination, such balance was forgiven by its related party (see Note 16).